Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
DisclosureOfOtherRevenueLineItems [Line Items]
Other revenue	$ 6,685	₨ 571,058	₨ 606,099	₨ 421,717
Marketing Revenue [Member]
DisclosureOfOtherRevenueLineItems [Line Items]
Other revenue		₨ 571,058	₨ 606,099	₨ 421,717